INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017
Inventories [Abstract]
Raw materials and spare parts inventories	$ 128,414	$ 119,155
Work in progress	60,743	56,397
Finished goods	756,581	779,324
Inventories, total	$ 945,738	$ 954,876